Prepayments and other assets	12 Months Ended
Dec. 31, 2024
Schedule of Prepayments [Abstract]
Prepayments and other assets	Prepayments and other assets

(in €‘000)	December 31, 2024	December 31, 2023
Current prepayments and other assets	15,282	17,934
Total	15,282	17,934
Current prepayments and other assets primarily relate to prepaid chargers, charging equipment that have not yet been delivered to the Group, prepaid software licenses with a duration of less than twelve months, prepaid insurance premiums, prepaid extended warranty and other costs to fulfil a contract.